Capital Private Client Services Funds
6455 Irvine Center Drive
Irvine, California  92168

Courtney R. Taylor
Secretary

November 30, 2010

Document Control
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

RE:	Capital Private Client Services Funds
File Nos. 333-163115 and 811-22349

Ladies/Gentlemen:

On behalf of Capital Private Client Services Funds, we hereby file Form N-1A Registration Statement Post-Effective Amendment No. 1 under the Securities Act of 1933 (the “1933 Act”) and Amendment No. 4 under the Investment Company Act of 1940.

This Post-Effective Amendment is being filed pursuant to Paragraph (a)(2) of Rule 485 to add three new funds to the series, Capital Global Equity Fund, Capital Non-U.S. Equity Fund and Capital U.S. Equity Fund.   We propose that the registration statement become effective on February 11, 2011 and undertake to file a subsequent Post-Effective Amendment pursuant to paragraph (b) of rule 485 of the 1933 Act prior to February 11 to reflect any comments received from the SEC and to update certain data and exhibits for the new funds.

If you have any questions about the enclosed, please telephone Timothy McHale at 213/615-0404 or me at 213/452-2173.

Sincerely,

/s/ Courtney R. Taylor

Courtney R. Taylor

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